(Vanguard Russell 2000 Index Fund ETF) (Vanguard Russell 2000 Index Fund)	12 Months Ended
Aug. 31, 2012
Vanguard Russell 2000 Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.06%
Vanguard Russell 2000 Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.06%